Warrant Liability - Additional Information (Details) - $ / shares		12 Months Ended
	Feb. 09, 2021	Dec. 31, 2021
Class Of Warrant Or Right [Line Items]
Minimum threshold written notice period for redemption of public warrants	30 days
Redemption price per public warrant (in dollars per share)	$ 0.01
Public Warrants
Class Of Warrant Or Right [Line Items]
Class of warrants or rights outstanding (in shares)		8,625,000
Stock price trigger for redemption of public warrants (in dollars per share)		$ 18.00
Threshold trading days for redemption of public warrants		20 days
Threshold consecutive trading days for redemption of public warrants		30 days
Public Warrants | Redemption Of Warrants When Price Per Share Of Class Common Stock Equals Or Exceeds1800
Class Of Warrant Or Right [Line Items]
Stock price trigger for redemption of public warrants (in dollars per share)	$ 18.00	$ 18.00
Threshold trading days for redemption of public warrants	20 days
Threshold consecutive trading days for redemption of public warrants	30 days
Notice period	3 days
Private Placement Warrants
Class Of Warrant Or Right [Line Items]
Class of warrants or rights outstanding (in shares)		9,900,000
Minimum threshold written notice period for redemption of public warrants		30 days